13F-HR
<SEQUENCE>1
<FILENAME>armb09302007.txt
13F-HR - armb09302007.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              October 26, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:   92,675
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                             FORM 13F INFORMATION TABLE
                                             Alaska Retirement Management Board
                                             September 30, 2007

COLUMN 1                      COLUMN 2       COLUMN 3      COLUMN 4COLUMN 5          COLUMN 6COLUMN 7COLUMN 8

                              TITLE                        VALUE   SHARES/  SH/  PUT/INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP         (x$1000)PRN AMT  PRN  CALLDSCRETN MGRS    SOLE  SHARED NONE
--------------
AMERICAN CAMPUS CMNTYS INC    COM             024835 10 0       896   30600  SH      SOLE             30600
APARTMENT INVT + MGMT CO      CLASS A         03748R 10 1      1714   38000  SH      SOLE             38000
ARCHSTONE SMITH TR            COM             039583 10 9      3530   58700  SH      SOLE             58700
AVALONBAY CMNTYS INC          COM             053484 10 1      3128   26500  SH      SOLE             26500
BOSTON PPTYS INC              COM             101121 10 1      3958   38100  SH      SOLE             38100
BRANDYWINE RLTY TR            SH BEN INT NEW  105368 20 3      1217   48100  SH      SOLE             48100
BRE PPTYS INC                 CLASS A         05564E 10 6      1420   25400  SH      SOLE             25400
CAMDEN PPTY TR                SH BEN INT      133131 10 2      1631   25400  SH      SOLE             25400
CBL + ASSOC PPTYS INC         COM             124830 10 0      1286   36700  SH      SOLE             36700
COLONIAL PPTYS TR             COM SH BEN INT  195872 10 6      1053   30700  SH      SOLE             30700
COUSINS PPTYS INC             COM             222795 10 6      1101   37500  SH      SOLE             37500
DCT INDUSTRIAL TRUST INC      COM             233153 10 5      1173  112100  SH      SOLE            112100
DEVELOPERS DIVERSIFIED RLTY   COM             251591 10 3      2575   46100  SH      SOLE             46100
DOUGLAS EMMETT INC            COM             25960P 10 9      1441   58300  SH      SOLE             58300
DUKE RLTY CORP                COM NEW         264411 50 5      1879   55600  SH      SOLE             55600
EQUITY LIFESTYLE PPTYS INC    COM             29472R 10 8      1030   19900  SH      SOLE             19900
EQUITY RESIDENTIAL            SH BEN INT      29476L 10 7      3905   92200  SH      SOLE             92200
ESSEX PROPERTY TRUST          COM             297178 10 5      1457   12400  SH      SOLE             12400
EXTRA SPACE STORAGE INC       COM             30225T 10 2       924   60100  SH      SOLE             60100
FEDERAL RLTY INVT TR          SH BEN INT NEW  313747 20 6      2108   23800  SH      SOLE             23800
GENERAL GROWTH PPTYS INC      COM             370021 10 7      4268   79600  SH      SOLE             79600
HCP INC                       COM             40414L 10 9      1724   52000  SH      SOLE             52000
HIGHWOODS PPTYS INC           COM             431284 10 8      1224   33400  SH      SOLE             33400
HOST HOTELS + RESORTS INC     COM             44107P 10 4      3045  135700  SH      SOLE            135700
KILROY RLTY CORP              COM             49427F 10 8      1115   18400  SH      SOLE             18400
KIMCO RLTY CORP               COM             49446R 10 9      2961   65500  SH      SOLE             65500
LIBERTY PROPERTY              SH BEN INT SUPP 531172 10 4      1608   40000  SH      SOLE             40000
MACERICH CO                   COM             554382 10 1      2390   27300  SH      SOLE             27300
MACK CA RLTY CORP             COM             554489 10 4      1385   33700  SH      SOLE             33700
MAGUIRE PPTYS INC             COM             559775 10 1       842   32600  SH      SOLE             32600
PENNSYLVANIA REAL ESTATE INVT SH BEN INT      709102 10 7      1012   26000  SH      SOLE             26000
PLUM CREEK TIMBER CO INC      COM             729251 10 8      2076   46400  SH      SOLE             46400
POST PPTYS INC                COM             737464 10 7      1079   27900  SH      SOLE             27900
PROLOGIS                      SH BEN INT      743410 10 2      4551   68600  SH      SOLE             68600
PUBLIC STORAGE                COM             74460D 10 9      4231   53800  SH      SOLE             53800
SIMON PPTY GROUP INC NEW      COM             828806 10 9      6630   66300  SH      SOLE             66300
SL GREEN RLTY CORP            COM             78440X 10 1      2440   20900  SH      SOLE             20900
TANGER FACTORY OUTLET CTRS INCCOM             875465 10 6      1091   26900  SH      SOLE             26900
TAUBMAN CENTERS INC           REIT            876664 10 3      1527   27900  SH      SOLE             27900
U STORE IT TR                 COM             91274F 10 4       778   59000  SH      SOLE             59000
UDR INC                       COM             902653 10 4      1498   61600  SH      SOLE             61600
VORNADO RLTY TR               SH BEN INT      929042 10 9      5051   46200  SH      SOLE             46200
WASHINGTON REAL ESTATE INVT TRSH BEN INT      939653 10 1      1078   32500  SH      SOLE             32500
WEINGARTEN RLTY INVS          SH BEN INT      948741 10 3      1645   39700  SH      SOLE             39700